Inventories (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories and allowance for obsolescence of inventories
Inventories	$ 1,854	$ 1,278
Gross carrying value
Inventories and allowance for obsolescence of inventories
Inventories	1,901	1,332
Gross carrying value | Mobile handsets and others
Inventories and allowance for obsolescence of inventories
Inventories	1,631	1,321
Gross carrying value | Fixed telephones and equipment
Inventories and allowance for obsolescence of inventories
Inventories	18	11
Gross carrying value | Inventories for construction projects
Inventories and allowance for obsolescence of inventories
Inventories	252
Accumulated impairment
Inventories and allowance for obsolescence of inventories
Inventories	$ (47)	$ (54)	$ (86)